Investment Manager Series Trust III

235 W. Galena Street

Milwaukee, Wisconsin 53212

May 4, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC  20549

Re:	Investment Managers Series Trust III (the “Registrant”) (File Nos. 033-79858 and 811-08544) on behalf of the FPA Crescent Fund and FPA Flexible Fixed Income Fund

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the forms of Prospectuses and Statement of Additional Information for the FPA Cresent Fund and the form of Prospectus and Statement of Additional Information for the FPA Flexible Fixed Income Fund that would have been filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended would not have differed from those contained in Post-Effective Amendment No. 148 to the Registrant’s Registration Statement on Form N-1A which was filed electronically on April 29, 2026.

If you have any questions or require further information, please contact me at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake
Diane J. Drake
Secretary